Material accounting policies (Tables)	12 Months Ended
Mar. 31, 2025
Material Accounting Policies [Abstract]
Disclosure of Expected Loss Rates
The Group applied the following expected loss rates (“ECL”) for the financial years ended March 31, 2025 and 2024:

Days past due	ECL rates
0 – 3 months	1%
3 – 6 months	5%
6 – 9 months	20%
9 – 12 months	35%
>12 months	50%